9. Stock Option Plans (Details- Option Activity) (Options, USD $)	12 Months Ended
Dec. 31, 2013
Options
Shares
Shares outstanding - beginning	4,575,000
Shares granted	2,470,000
Shares exercised	0
Shares cancelled and expired	0
Shares outstanding - ending	7,045,000
Shares exercisable	7,045,000
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.76
Weighted average exercise price - shares granted	$ 0.38
Weighted average exercise price - shares Exercised
Weighted average exercise price - shares Cancelled
Weighted average exercise price - ending	$ 0.49
Weighted average exercise price - exercisable	$ 0.49
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	4 years 4 months 9 days
Weighted average contractural term - granted	6 years 5 months 8 days
Weighted average contractural term - ending	4 years 6 months 7 days
Weighted average contractural term - exercisable	4 years 6 months 7 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 27,000
Aggregate intrinsic value - ending	$ 314,750